Other related party transactions (Details Narrative) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Related Party Transactions Details Narrative
Legal fees and share issuance costs	39,966	80,550	52,234
Accounts payable from legal fees and share issuance costs	29,274	11,112
Accounts payable and accrued liabilities	31,045	63,820
SFD survey contract (in US dollars)			150,000